Related Party Transactions	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Related Party Transactions

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On August 12, 2020, the Company’s Chief Executive Officer paid for certain offering costs for an aggregate price of $25,000 in exchange for issuance of 3,737,500 shares of Class B common stock, par value $0.0001 per share (the “Founder Shares”), issued to the Sponsor. On October 14, 2020, the Sponsor effected a surrender of 431,250 Class B common shares to the Company for no consideration, resulting in a decrease in the total number of Class B common shares outstanding from 3,737,500 to 3,306,250. On November 16, 2020, the underwriter advised the Company that it would not exercise its over-allotment option to purchase additional shares, and consequently 431,250 Class B common shares were forfeited, resulting in a decrease in the total number of Class B common shares outstanding from 3,306,250 to 2,875,000 such that the Founder Shares represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The Class B common stock shares were allocated among the Company’s officers, certain directors as well as to certain third parties.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial business combination and (B) subsequent to the initial business combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial business combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 2,533,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrants, generating gross proceeds of $3,800,000 million in the Private Placement, of which $2,052,000 was included in warrant liabilities at the initial public offering date and $1,748,000 was recorded as Additional Paid-In Capital. Each Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share, subject to adjustment. A portion of the proceeds from the sale of the Private Placement Warrants was added to the net proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a business combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable for cash (subject to certain exceptions) and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

The Private Placement Warrants (and the Class A common stock issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial business combination (subject to certain exceptions).

Related Party Loans

On August 18, 2020, the Sponsor agreed to loan the Company up to an aggregate of $150,000 pursuant to an unsecured Note Payable to cover expenses related to the Initial Public Offering. This loan was payable without interest upon the completion of the Initial Public Offering. The Company borrowed approximately $71,000 under the Note Payable and fully repaid the borrowings on October 19, 2020.

Working Capital Loans

In order to fund working capital deficiencies or finance transaction costs in connection with an intended initial business combination, the Company’s officers, directors and their affiliates may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post-business combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans to date. The Company had no borrowings under the Working Capital Loans at December 31, 2020.

Note 4 — Related Party Transactions

Founder Shares

On August 12, 2020, the Company’s Chief Executive Officer paid for certain offering costs for an aggregate price of $25,000 in exchange for issuance of 3,737,500 shares of Class B common stock, par value $0.0001 per share (the “Founder Shares”), issued to the Sponsor. On October 14, 2020, the Sponsor effected a surrender of 431,250

Founder Shares to the Company for no consideration, resulting in a decrease in the total number of shares of Class B common stock outstanding from 3,737,500 to 3,306,250. All shares and associated amounts were retroactively restated to reflect the share surrender. On November 16, 2020, the underwriter advised the Company that it would not exercise its over-allotment option to purchase additional shares, and consequently 431,250 Founder Shares were forfeited, resulting in a decrease in the total number of shares of Class B common stock outstanding from 3,306,250 to 2,875,000 such that the Founder Shares represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial business combination and (B) subsequent to the initial business combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial business combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 2,533,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, generating gross proceeds of $3.8 million in the Private Placement. Each Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share, subject to adjustment. A portion of the proceeds from the sale of the Private Placement Warrants was added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a business combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants are non-redeemable for cash (subject to certain exceptions) and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

The Private Placement Warrants (and the Class A common stock issuable upon exercise of the Private Placement Warrants) are not transferable, assignable or salable until 30 days after the completion of the initial business combination (subject to certain exceptions).

Related Party Loans

On August 18, 2020, the Sponsor agreed to loan the Company up to $150,000 pursuant to an unsecured Note Payable to cover expenses related to the Initial Public Offering, pursuant to which the Company borrowed approximately $71,000. This loan was payable without interest upon the completion of the Initial Public Offering. The Company fully repaid the Note Payable on October 19, 2020, and this credit facility is no longer in effect. There were no related party loans outstanding at June 30, 2021 or December 31, 2020.

Working Capital Loans

In order to fund working capital deficiencies or finance transaction costs in connection with an intended initial business combination, the initial stockholders, officers and directors and their affiliates may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Except as may be precluded by the terms of a business combination definitive agreement, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post-business combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans to date. No Working Capital Loans were outstanding at June 30, 2021 or December 31, 2020.

Ambulnz, Inc. [Member]
Related Party Transactions [Line Items]
Related Party Transactions

15. Related Party Transactions

Historically, the Company has been involved in transactions with various related parties.

The Company purchases medical supplies from Medline Industries Inc. Medline Industries Inc. is an investor in the Company, and therefore, a related party. The Company made payments to Medline Industries Inc. for medical supplies in the amount of $237,574 and $35,751 for the six months ended June 30, 2021 and 2020, respectively. The Company made payments to Medline Industries Inc. for medical supplies in the amount of $127,194 and $26,249 for the three months ended June 30, 2021 and 2020, respectively.

Pride Staff also provides subcontractor services for the Company. The Pride Staff franchise is owned by an operations manager of the Company and his spouse, and therefore, a related party. The Company made subcontractor payments to Pride Staff totaling $500,057 and $221,111 for the six months ended June 30, 2021 and 2020, respectively. The Company made subcontractor payments to Pride Staff totaling $190,739 and $152,211 for the three months ended June 30, 2021 and 2020, respectively.

SM Hewlett LLC also provides commission services for the Company. The SM Hewlett franchise is owned by an operations manager of the Company, and therefore, a related party. The Company made commission payments to SM Hewlett totaling $143,947 and $0 for the six months ended June 30, 2021 and 2020, respectively. The Company made commission payments to SM Hewlett totaling $55,164 and $0 for the three months ended June 30, 2021 and 2020, respectively.

Included in accounts payable were $34,342 and $5,169 due to related parties as of June 30, 2021 and December 31, 2020, respectively.

15. Related Party Transactions

Historically, the Company has been involved in transactions with various related parties.

The Company purchases medical supplies from Medline Industries Inc. Medline Industries Inc. is an investor in the Company, and therefore, a related party. The Company made payments to Medline Industries Inc. for medical supplies in the amount of $148,276 and $30,417 for the years ended December 31, 2020 and 2019, respectively.

Pride Staff also provides subcontractor services for the Company. The Pride Staff franchise is owned by an operations manager of the Company and his spouse, and therefore, a related party. The Company made subcontractor payments to Pride Staff totaling $1,044,120 for the year ended December 31, 2020.

Included in accounts payable were $5,169 and $1,051 due to related parties as of December 31, 2020, and 2019, respectively.